Other comprehensive income	12 Months Ended
Dec. 31, 2024
Other comprehensive income [abstract]
Other comprehensive income
The breakdown of other comprehensive income (loss) relating to financial instruments at FVOCI, derivative financial instruments, and foreign currency translation is as follows:

	Financial instruments FVOCI	Financial Instruments CFH	Foreign currency translation adjustment	Total
Balance as of January 1, 2022	(395)	(11,153)	—	(11,548)
Change in fair value on financial instruments, net of hedging	(467)	20,080	—	19,613
Reclassification of gains on financial instruments to profit or loss (1)	—	60	—	60
Other comprehensive income (loss) for the year	(467)	20,140	—	19,673
Balance as of December 31, 2022	(862)	8,987	—	8,125
Change in fair value on financial instruments, net of hedging	876	(590)	—	286
Reclassification of (losses) on financial instruments to profit or loss (1)	(11)	(938)	—	(949)
Other comprehensive income (loss) for the year	865	(1,528)	—	(663)
Balance as of December 31, 2023	3	7,459	—	7,462
Change in fair value on financial instruments, net of hedging	138	(7,735)	—	(7,597)
Reclassification of (losses) gains on financial instruments to profit or loss (1)	(21)	1,135	—	1,114
Other comprehensive income (loss) for the year	117	(6,600)	—	(6,483)
Balance as of December 31, 2024	120	859	—	979
(1)Reclassification adjustments include amounts recognized in profit or loss of the year that had been part of other comprehensive income in this and prior years.
The following table presents amounts reclassified from other comprehensive income to profit or loss:

Details about other comprehensive income components	Amounts reclassified from other comprehensive income			Line item affected in the consolidated statement of profit or loss
	December 31,
	2024	2023	2022
Securities at FVOCI:	(21)	(11)	—	Provision for credit losses movement
	(21)	(11)	—

Derivative financial instruments:
Interest rate swaps	—	(1,793)	—	Loss on financial instruments, net
Interest rate and cross-currency swaps	1,135	855	60	Gain on financial instruments, net
	1,114	(949)	60